Label	Element	Value
Aptus Large Cap Enhanced Yield ETF | Apple, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.80%
Aptus Large Cap Enhanced Yield ETF | NVIDIA Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.60%
Aptus Large Cap Enhanced Yield ETF | Microsoft Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.50%
Aptus Large Cap Enhanced Yield ETF | Nomura Securities International Inc, ELN, (linked to S&P 500 Index) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
Aptus Large Cap Enhanced Yield ETF | RBC Capital Markets, LLC, ELN, (linked to S&P 500 Index) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Aptus Large Cap Enhanced Yield ETF | Alphabet, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Aptus Large Cap Enhanced Yield ETF | Citigroup Global Markets Holdings, Inc., ELN, (linked to S&P 500 Index) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Aptus Large Cap Enhanced Yield ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Aptus Large Cap Enhanced Yield ETF | BNY Mellon US Large Cap Core Equity ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.80%
Aptus Large Cap Enhanced Yield ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Aptus Large Cap Enhanced Yield ETF | Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	26.10%
Aptus Large Cap Enhanced Yield ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.80%
Aptus Large Cap Enhanced Yield ETF | Financial [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.30%
Aptus Large Cap Enhanced Yield ETF | Communications [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.00%
Aptus Large Cap Enhanced Yield ETF | Consumer, Cyclical [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.30%
Aptus Large Cap Enhanced Yield ETF | Industrial [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.80%
Aptus Large Cap Enhanced Yield ETF | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
Aptus Large Cap Enhanced Yield ETF | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Aptus Large Cap Enhanced Yield ETF | Basic Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Aptus Large Cap Enhanced Yield ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.70%
Aptus Large Cap Enhanced Yield ETF | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	86.30%
Aptus Large Cap Enhanced Yield ETF | Equity-Linked Notes [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.10%
Aptus Large Cap Enhanced Yield ETF | Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.80%
Aptus Large Cap Enhanced Yield ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%
Aptus Large Cap Enhanced Yield ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%